UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21582

Madison/Claymore Covered Call Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso, Chief Legal and Executive Officer

Madison/Claymore Covered Call Fund

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-630-505-3700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

MADISON/CLAYMORE COVERED CALL FUND

Portfolio of Investments

March 31, 2006 (unaudited)

NUMBER OF SHARES	DESCRIPTION	VALUE
	COMMON STOCKS 87.5%
	Business Services 5.7%
100,000	Cintas Corp.	$4,262,000
170,000	First Data Corp.	7,959,400
63,000	Fiserv, Inc. (a)	2,680,650
40,000	Hewitt Associates, Inc. (a)	1,189,600

		16,091,650

	Consumer Discretionary 21.4%
10,000	Abercrombie & Fitch Co.	583,000
210,000	American Eagle Outfitters, Inc.	6,270,600
270,000	Bed Bath & Beyond, Inc. (a)	10,368,000
45,000	Best Buy Co., Inc.	2,516,850
70,000	Family Dollar Stores, Inc.	1,862,000
30,000	Harley-Davidson, Inc.	1,556,400
200,000	Home Depot, Inc.	8,460,000
150,000	Kohl’s Corp. (a)	7,951,500
145,000	Lowe’s Cos., Inc.	9,343,800
64,000	Ross Stores, Inc.	1,868,160
120,000	Target Corp.	6,241,200
75,000	Williams-Sonoma, Inc. (a)	3,180,000

		60,201,510

	Computers 1.6%
150,000	Dell, Inc. (a)	4,464,000

	Consumer Services 0.5%
26,500	Intuit, Inc. (a)	1,409,535

	Exchange Traded Funds 1.1%
74,000	Nasdaq-100 Index Tracking Stock	3,103,560

	Financials 12.0%
10,000	Affiliated Managers Group, Inc. (a)	1,066,100
55,000	Capital One Financial Corp.	4,428,600
107,000	Citigroup, Inc.	5,053,610
266,000	Countrywide Financial Corp.	9,762,200
70,000	Merrill Lynch & Co., Inc.	5,513,200
125,000	Morgan Stanley Co.	7,852,500

		33,676,210

	Healthcare 17.9%
125,000	Amgen, Inc. (a)	9,093,750
151,000	Biogen Idec, Inc. (a)	7,112,100
185,000	Biomet, Inc.	6,571,200
136,200	Boston Scientific Corp. (a)	3,139,410
100,000	Community Health Systems, Inc. (a)	3,615,000
270,000	Health Management Associates, Inc.	5,823,900
30,000	Laboratory Corp. of America Holdings (a)	1,754,400
160,000	Patterson Cos., Inc. (a)	5,632,000
67,600	Pfizer, Inc.	1,684,592
5,000	Waters Corp. (a)	215,750
82,000	Zimmer Holdings, Inc. (a)	5,543,200

		50,185,302

	Industrial 4.2%
50,500	Dover Corp.	2,452,280
135,530	FLIR Systems, Inc. (a)	3,850,407
70,000	United Parcel Services Corp.-Class B	5,556,600

		11,859,287

	Insurance 2.4%
100,000	MGIC Investment Corp.	6,663,000

	Software 4.2%
320,000	Check Point Software Technologies Ltd. (Israel) (a)	6,406,400
316,000	Symantec Corp. (a)	5,318,280

		11,724,680

	Technology 16.5%
332,000	Altera Corp. (a)	6,852,480
200,000	Applied Materials, Inc.	3,502,000
310,000	Cisco Systems, Inc. (a)	6,717,700
115,000	EBAY, Inc. (a)	4,491,900
452,500	Flextronics International Ltd. (Singapore) (a)	4,683,375
8,000	Google, Inc. (a)	3,120,000
47,600	Hewlett-Packard Co.	1,566,040
427,000	Intel Corp.	8,262,450
120,000	Linear Technology Corp.	4,209,600
31,666	Maxim Integrated Products	1,176,392
70,000	Xilinx, Inc.	1,782,200

		46,364,137

	TOTAL LONG TERM INVESTMENTS 87.5% (Cost $243,841,862)	245,742,871

	SHORT-TERM INVESTMENTS 19.4%
	Money Market Funds 0.0%
22,472	AIM Liquid Assets Money Market Fund (Cost $22,472)	22,472

	Repurchase Agreement 16.7%
47,027,000	Morgan Stanley Co. (issued 03/31/06, yielding 4.32%; collateralized by $50,645,000 par of U.S. Treasury Notes due 1/15/15; to be sold on 04/03/06 at $47,043,930) (Cost $47,027,000)	47,027,000

	U.S. Government and Agencies 2.7%
7,747,000	U.S. Treasury Note (yielding 4.35%, maturity 08/03/06) (Cost $7,630,963)	7,630,963

	TOTAL SHORT-TERM INVESTMENTS (Cost $54,680,435)	54,680,435

	TOTAL INVESTMENTS 106.9% (Cost $298,522,297)	300,423,306
	Liabilities in excess of other assets (0.6%)	(1,632,599)
	Total Value of Options Written (6.3%)	(17,839,412)

	Net Assets 100.0%	$280,951,295

Contracts (100 shares per contract)	CALL OPTIONS WRITTEN (a)	Expiration Date	Exercise Price	Value
100	Abercrombie & Fitch Co.	November 2006	60.00	63,000
100	Affiliated Managers Group, Inc.	June 2006	80.00	276,000
800	Altera Corp.	June 2006	17.50	284,000
800	Altera Corp.	June 2006	20.00	132,000
600	Altera Corp.	September 2006	20.00	139,500
1,120	Altera Corp.	January 2007	20.00	341,600
400	American Eagle Outfitters, Inc.	May 2006	25.00	216,000
800	American Eagle Outfitters, Inc.	January 2007	25.00	584,000
900	American Eagle Outfitters, Inc.	January 2007	27.50	531,000
200	Amgen, Inc.	July 2006	75.00	61,000
350	Amgen, Inc.	July 2006	80.00	43,750
700	Amgen, Inc.	July 2006	85.00	28,000
430	Applied Materials, Inc.	April 2006	18.00	11,825
300	Applied Materials, Inc.	July 2006	18.00	29,250
370	Applied Materials, Inc.	January 2007	20.00	38,850
800	Bed Bath & Beyond, Inc.	May 2006	37.50	174,000
500	Bed Bath & Beyond, Inc.	May 2006	42.50	12,500
300	Bed Bath & Beyond, Inc.	May 2006	45.00	2,250
1,100	Bed Bath & Beyond, Inc.	August 2006	37.50	352,000
450	Best Buy Co., Inc.	June 2006	45.00	522,000
500	Biogen Idec, Inc.	April 2006	40.00	365,000
250	Biogen Idec, Inc.	April 2006	45.00	67,500
760	Biogen Idec, Inc.	January 2007	45.00	547,200
1,850	Biomet, Inc.	July 2006	37.50	272,875
346	Boston Scientific Corp.	May 2006	25.00	14,705
595	Boston Scientific Corp.	May 2006	27.50	7,437
221	Boston Scientific Corp.	May 2006	30.00	1,105
150	Capital One Financial Corp.	June 2006	85.00	24,000
200	Capital One Financial Corp.	September 2006	85.00	68,000
200	Capital One Financial Corp.	January 2007	85.00	115,000
400	Check Point Software Technologies Ltd. (Israel)	April 2006	22.50	2,000
1,400	Check Point Software Technologies Ltd. (Israel)	July 2006	22.50	73,500
250	Check Point Software Technologies Ltd. (Israel)	January 2007	20.00	61,875
1,150	Check Point Software Technologies Ltd. (Israel)	January 2007	22.50	155,250
807	Cintas Corp.	May 2006	45.00	28,245
193	Cintas Corp.	August 2006	45.00	24,608
295	Cisco Systems, Inc.	April 2006	17.50	125,375
1,300	Cisco Systems, Inc.	July 2006	20.00	308,750
1,505	Cisco Systems, Inc.	January 2007	22.50	278,425
300	Citigroup, Inc.	September 2006	47.50	51,000
216	Community Health Systems, Inc.	September 2006	40.00	23,220
800	Countrywide Financial Corp.	April 2006	35.00	168,000
500	Countrywide Financial Corp.	April 2006	37.50	27,500
400	Countrywide Financial Corp.	July 2006	35.00	136,000
960	Countrywide Financial Corp.	January 2007	37.50	355,200
1,500	Dell, Inc.	August 2006	30.00	288,750
505	Dover Corp.	June 2006	40.00	444,400
1,150	EBAY, Inc.	January 2007	42.50	414,000
425	Family Dollar Stores, Inc.	April 2006	25.00	74,375
275	Family Dollar Stores, Inc.	July 2006	25.00	72,875
900	First Data Corp.	May 2006	42.50	436,500
500	First Data Corp.	August 2006	42.50	290,000
300	First Data Corp.	August 2006	45.00	117,000
330	Fiserv, Inc.	June 2006	45.00	25,575
300	Fiserv, Inc.	January 2007	45.00	81,000
227	Flextronics International Ltd. (Singapore)	July 2006	12.50	3,972
2,000	Flextronics International Ltd. (Singapore)	January 2007	12.50	95,000
1,355	FLIR Systems, Inc.	January 2007	27.50	582,650
80	Google, Inc.	January 2007	380.00	475,200
300	Harley-Davidson, Inc.	May 2006	55.00	27,000
400	Hewitt Associates, Inc.	June 2006	25.00	200,000
476	Hewlett-Packard Co.	May 2006	30.00	168,980
230	Health Management Associates, Inc.	August 2006	22.50	18,400
400	Home Depot, Inc.	May 2006	42.50	50,000
500	Home Depot, Inc.	August 2006	40.00	197,500
1,100	Home Depot, Inc.	August 2006	42.50	261,250
3,250	Intel Corp.	April 2006	25.00	16,250
50	Intel Corp.	April 2006	27.50	250
250	Intel Corp.	July 2006	25.00	3,125
100	Intel Corp.	July 2006	27.50	500
265	Intuit, Inc.	April 2006	45.00	222,600
900	Kohl’s Corp.	April 2006	50.00	319,500
300	Kohl’s Corp.	July 2006	45.00	276,000
300	Kohl’s Corp.	July 2006	50.00	159,000
300	Laboratory Corp. of America Holdings	May 2006	50.00	267,000
184	Linear Technology Corp.	November 2006	37.50	35,880
200	Lowe’s Cos., Inc.	April 2006	60.00	94,000
200	Lowe’s Cos., Inc.	April 2006	65.00	19,000
500	Lowe’s Cos., Inc.	July 2006	65.00	160,000
550	Lowe’s Cos., Inc.	July 2006	70.00	68,750
300	Maxim Integrated Products	January 2007	40.00	93,000
400	Merrill Lynch & Co., Inc.	April 2006	65.00	558,000
100	Merrill Lynch & Co., Inc.	April 2006	72.50	66,000
200	Merrill Lynch & Co., Inc.	July 2006	70.00	203,000
250	MGIC Investment Corp.	June 2006	65.00	97,500
750	MGIC Investment Corp.	September 2006	65.00	412,500
400	Morgan Stanley Co.	April 2006	55.00	316,000
600	Morgan Stanley Co.	July 2006	60.00	270,000
250	Morgan Stanley Co.	January 2007	65.00	101,250
300	Nasdaq-100 Index Tracking Stock	April 2006	41.00	41,250
440	Nasdaq-100 Index Tracking Stock	June 2006	41.00	92,400
1,200	Patterson Cos., Inc.	July 2006	35.00	255,000
390	Patterson Cos., Inc.	October 2006	35.00	117,975
10	Patterson Cos., Inc.	October 2006	40.00	1,025
149	Pfizer, Inc.	June 2006	25.00	13,038
427	Pfizer, Inc.	September 2006	27.50	20,282
342	Ross Stores, Inc.	August 2006	27.50	107,730
200	Ross Stores, Inc.	August 2006	30.00	34,500
98	Ross Stores, Inc.	November 2006	30.00	24,010
200	Symantec Corp.	April 2006	20.00	1,000
500	Symantec Corp.	July 2006	17.50	52,500
500	Symantec Corp.	July 2006	20.00	18,750
1,300	Symantec Corp.	January 2007	20.00	156,000
600	Target Corp.	July 2006	55.00	87,000
600	Target Corp.	July 2006	57.50	45,000
200	United Parcel Services Corp.	July 2006	75.00	120,000
500	United Parcel Services Corp.	July 2006	80.00	123,750
50	Waters Corp.	May 2006	45.00	5,125
220	Williams-Sonoma, Inc.	May 2006	37.50	114,400
145	Williams-Sonoma, Inc.	May 2006	40.00	44,225
385	Williams-Sonoma, Inc.	August 2006	40.00	167,475
400	Xilinx, Inc.	June 2006	25.00	76,000
300	Xilinx, Inc.	January 2007	25.00	108,000
820	Zimmer Holdings, Inc.	June 2006	70.00	180,400

	Total Value of Call Options Written (Premiums received $16,371,116)			17,234,662

	PUT OPTIONS WRITTEN (a)
200	American Eagle Outfitters, Inc.	January 2007	20.00	11,500
600	American Eagle Outfitters, Inc.	January 2007	22.50	60,000
400	EBAY, Inc.	January 2007	37.50	128,000
500	EBAY, Inc.	January 2007	42.50	285,000
50	Google, Inc.	January 2007	340.00	120,250

	Total Value of Put Options Written (Premiums received $757,274)			604,750

	TOTAL OPTIONS WRITTEN (Premiums received $17,128,390)			$17,839,412

(a)	Non-income producing security.

See previously submitted notes to financial statements for the period ending December 31, 2005.

Country Allocation*
United States	96.3%
Israel	2.1%
Singapore	1.6%

*	Based on Total Investments (which excludes Value of Options Written). Subject to change daily.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison/Claymore Covered Call Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso Chief Legal and Executive Officer

Date:	May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso Chief Legal and Executive Officer

Date:	May 24, 2006

By:	/s/ Steven M. Hill
Steven M. Hill Treasurer and Chief Financial Officer

Date:	May 24, 2006